Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Jan. 08, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2014